Annual Fund Operating Expenses	0 Months Ended
	Mar. 01, 2013
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.74%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.62%	[1]
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.49%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	2.37%	[1]
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[2]
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.41%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	2.17%	[2]
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.41%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	2.17%	[2]
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.69%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.69%	[3]
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.44%	[3]
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.44%	[3]
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	3.24%	[4]
Total Annual Fund Operating Expenses	4.34%
Fee Waivers	(2.69%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[5]
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	3.24%	[4]
Total Annual Fund Operating Expenses	5.09%
Fee Waivers	(2.69%)
Total Annual Fund Operating Expenses After Fee Waiver	2.40%	[5]
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.56%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[6]
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.31%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.31%	[6]
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.31%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.31%	[6]
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[7]
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.29%
Fee Waivers	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[7]
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.29%
Fee Waivers	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[7]
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[8]
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.27%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[8]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[9]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[10]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	[11]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	3.08%	[4]
Total Annual Fund Operating Expenses	4.18%
Fee Waivers	(2.73%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[5]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	[9]
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[12]
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[13]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[14]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[15]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[14]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	2.81%	[4]
Total Annual Fund Operating Expenses	3.91%
Fee Waivers	(2.66%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[5]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[16]
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[17]
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[18]
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.80%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.67%	[19]
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.86%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.72%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[20]
(International Equity Funds - R) | (Wells Fargo Advantage International Equity Fund) | Class R
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.79%
Fee Waivers	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[21]

[1]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Class A, 2.16% for Class B and 2.16% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Expenses are based on estimated amounts for the current fiscal year.
[5]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.55% for Class A, 2.30% for Class B and 2.30% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Class A, 1.84% for Class B and 1.84% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Class A and 2.15% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.99% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.34% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.